Capital Management - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Commitments [Abstract]
Cash and cash equivalents	$ 192,962	$ 74,625	$ 18,069	$ 53,907
Outstanding debt	$ 0	$ 3,330	$ 3,838